Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 30, 2011
Thunderstorm Value Fund (Prospectus Summary) | Thunderstorm Value Fund | Thunderstorm Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THUNX

Thunderstorm Value Fund (Prospectus Summary) | Thunderstorm Value Fund
Summary Section
Investment Objective.
The investment objective of the Thunderstorm Value Fund
(the "Fund") is long-term capital appreciation.

Fees and Expenses of the Fund.
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Thunderstorm Value Fund
Management Fees		1.00%
Other Expenses		1.78%
Total Annual Fund Operating Expenses	[1]	2.78%
Fee Waiver/Expense Reimbursement		(1.30%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.48%
[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within`the "Financial Highlights" section of this prospectus, which do not include Acquired Fund Fees and Expenses.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Thunderstorm Mutual Funds LLC (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of taxes, leverage, interest, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses) do not exceed 1.48% of the Fund's average net assets through August 31, 2012. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses.

Example.
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Thunderstorm Value Fund	151	608	1,230	2,912

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 92.86%
of the average value of its portfolio.

Principal Investment Strategies.
To achieve its investment objective the Fund invests in the common stocks of U.S. and foreign companies, selecting stocks considered by the Adviser to be undervalued. The Fund's principal valuation measures are price/earnings ratio, price/book ratio and price/sales ratio. The Adviser will purchase stocks it judges to be bargains based on one or more of these three measures.

The Fund's investments may include common stocks of companies of any size and market capitalization range. At all times, the Fund expects the majority of its assets to be invested in U.S. stocks. However, when the Adviser deems it appropriate, the Fund may invest up to 50% of its net assets in foreign securities, including American Depositary Receipts ("ADRs"), European Depositary
Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), which are certificates typically issued by a bank or trust company that represent one or more shares of stock of a foreign company, or a fraction of a share, and give their holders the right to obtain the securities issued by a foreign company that they represent. The Fund's allocation to foreign securities may at times include an allocation of up to 25% of the Fund's net assets to emerging markets.

The Adviser identifies stocks as candidates for investment by using an extensive screening and research process. In addition to low valuations, the Adviser seeks out stocks that display one or more of the following qualities:

o a strong balance sheet (exemplified by a low debt-to-equity ratio).

o a history of earnings growth exceeding industry norms.

o an attractive level of profitability (as measured by return on equity or return on total capital).

o stock purchases and ownership by insiders.

o a business strategy that appears to be sound and innovative.

o a "catalyst" that may change investors' opinions about a stock's prospects for the better.

The Adviser often buys stocks on bad news that it believes is real but temporary. In the Adviser's view, taking advantage of temporary dislocations in the market, and of investors' overreactions to transitory events, enhances the probability of achieving significant capital gains. The Adviser sells stocks when it believes they have become overvalued, when it judges that company or industry conditions have changed adversely, or when it finds another stock it judges to be a significantly better bargain. The Adviser may sometimes engage in active trading of the Fund's portfolio investments to achieve the Fund's investment objective.

Principal Risks.
Remember that in addition to possibly not achieving your
investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

·  Management Risk. Risk that the Advisor's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·  General Market Risk. Risk that the value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

·  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

·  Large-Cap, Mid-Cap and Small-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

·  Foreign Securities Risk. Investing in foreign securities includes risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

·  Emerging Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·  High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs and the realization by the Fund, and distribution to shareholders, of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

Performance.
The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Average Annual
Total Returns table also demonstrates these risks by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.thunderstormvalue.com or by calling the Fund toll-free at 877-374-3888.

Thunderstorm Value Fund Calendar Year Returns as of December 31

The Fund's calendar year-to-date return as of February 28, 2011 was
1.82%. During the period shown in the bar chart, the best performance for a quarter was 19.75% (for the quarter ended June 30, 2009) and the worst performance was -20.70% (for the quarter ended December 31, 2008).

Average Annual Total Returns Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Thunderstorm Value Fund	Return Before Taxes	19.01%	1.00%	Dec 31, 2007
Thunderstorm Value Fund After Taxes on Distributions	Return After Taxes on Distributions	19.01%	0.79%	Dec 31, 2007
Thunderstorm Value Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.36%	0.79%	Dec 31, 2007
Thunderstorm Value Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	(2.86%)	Dec 31, 2007

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
Thunderstorm Value Fund (Prospectus Summary) | Thunderstorm Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Thunderstorm Value Fund
(the "Fund") is long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual
Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 92.86%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.86%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which do not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To achieve its investment objective the Fund invests in the common stocks of U.S. and foreign companies, selecting stocks considered by the Adviser to be undervalued. The Fund's principal valuation measures are price/earnings ratio, price/book ratio and price/sales ratio. The Adviser will purchase stocks it judges to be bargains based on one or more of these three measures.

The Fund's investments may include common stocks of companies of any size and market capitalization range. At all times, the Fund expects the majority of its assets to be invested in U.S. stocks. However, when the Adviser deems it appropriate, the Fund may invest up to 50% of its net assets in foreign securities, including American Depositary Receipts ("ADRs"), European Depositary
Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), which are certificates typically issued by a bank or trust company that represent one or more shares of stock of a foreign company, or a fraction of a share, and give their holders the right to obtain the securities issued by a foreign company that they represent. The Fund's allocation to foreign securities may at times include an allocation of up to 25% of the Fund's net assets to emerging markets.

The Adviser identifies stocks as candidates for investment by using an extensive screening and research process. In addition to low valuations, the Adviser seeks out stocks that display one or more of the following qualities:

o a strong balance sheet (exemplified by a low debt-to-equity ratio).

o a history of earnings growth exceeding industry norms.

o an attractive level of profitability (as measured by return on equity or return on total capital).

o stock purchases and ownership by insiders.

o a business strategy that appears to be sound and innovative.

o a "catalyst" that may change investors' opinions about a stock's prospects for the better.

The Adviser often buys stocks on bad news that it believes is real but temporary. In the Adviser's view, taking advantage of temporary dislocations in the market, and of investors' overreactions to transitory events, enhances the probability of achieving significant capital gains. The Adviser sells stocks when it believes they have become overvalued, when it judges that company or industry conditions have changed adversely, or when it finds another stock it judges to be a significantly better bargain. The Adviser may sometimes engage in active trading of the Fund's portfolio investments to achieve the Fund's investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
Remember that in addition to possibly not achieving your
investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

·  Management Risk. Risk that the Advisor's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·  General Market Risk. Risk that the value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

·  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

·  Large-Cap, Mid-Cap and Small-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

·  Foreign Securities Risk. Investing in foreign securities includes risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

·  Emerging Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·  High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs and the realization by the Fund, and distribution to shareholders, of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

Risk, Lose Money	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Average Annual
Total Returns table also demonstrates these risks by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.thunderstormvalue.com or by calling the Fund toll-free at 877-374-3888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-374-3888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.thunderstormvalue.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Thunderstorm Value Fund Calendar Year Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's calendar year-to-date return as of February 28, 2011 was
1.82%. During the period shown in the bar chart, the best performance for a quarter was 19.75% (for the quarter ended June 30, 2009) and the worst performance was -20.70% (for the quarter ended December 31, 2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the return.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the return.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns Periods Ended December 31, 2010
Thunderstorm Value Fund (Prospectus Summary) | Thunderstorm Value Fund | Thunderstorm Value Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Feb 28, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.70%)
Thunderstorm Value Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.86%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Thunderstorm Value Fund | Thunderstorm Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.78%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.30%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.48%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	608
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,230
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,912
Annual Return 2008	rr_AnnualReturn2008	(32.43%)
Annual Return 2009	rr_AnnualReturn2009	28.11%
Annual Return 2010	rr_AnnualReturn2010	19.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Thunderstorm Value Fund | Thunderstorm Value Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Thunderstorm Value Fund | Thunderstorm Value Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007

[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within`the "Financial Highlights" section of this prospectus, which do not include Acquired Fund Fees and Expenses.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Thunderstorm Mutual Funds LLC (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of taxes, leverage, interest, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses) do not exceed 1.48% of the Fund's average net assets through August 31, 2012. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses.